Provisions, contingent liabilities and other liabilities - Provision for remediation and mine closure (Details) - Sociedads Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Beginning balance	$ 219,366
Final balance	272,820	$ 219,366
Provision for remediation and mine closures [Member]
Provisions
Beginning balance	209,660	222,910
Accretion expense	9,917	4,566
Changes in estimates, (see Note 7)	40,425	(17,812)
Progressive mine closure payments in hydrometallurgy process	(149)	0
Exchange rate effect	(9)	(4)
Final balance	$ 259,844	$ 209,660